COMMITMENTS AND CONTINGENCIES - Additional Information - Guarantees (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD ($)	Dec. 31, 2020 PHP (₱) Agreement	Dec. 31, 2020 USD ($) Agreement	Dec. 31, 2020 MOP (MOP$) Agreement
Commitments And Contingencies [Line Items]
Amount of promissory note issued to a bank for bank guarantee to Macau Government under gaming subconcession				$ 68,876	MOP$ 550,000,000
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees			₱ 100,000,000	$ 2,082
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Number of deeds of guarantee with third parties | Agreement			2	2	2
Aggregate amount of deeds of guarantee with third parties to guarantee certain payment obligations				$ 35,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 25,797	$ 200,000,000
Credit facility utilized				$ 645
Credit facility, maturity date			Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2019
Studio City [Member] | Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments And Contingencies [Line Items]
Credit facility, maturity date			Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021